United States
                       Securities and Exchange Commission
                              Washington, DC 20549




                                    FORM N-Q


   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
   MANAGEMENT INVESTMENT COMPANY


   Investment Company Act file number 811-01920
                                      ---------

   -------------------------------------------------------------------

       (Exact name of registrant as specified in charter)

                                  Stralem Fund
   -------------------------------------------------------------------

      (Address of principal executive offices) (Zip code)

           645 Madison Ave, New York, NY         10022
   -------------------------------------------------------------------

                     (Name and address of agent for service)


   Registrant's telephone number, including area code: (212) 888-8123
                                                       --------------

   Date of fiscal year end: December 31, 2004
                            -----------------

   Date of reporting period: September 30, 2005
                             ------------------

   Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

   A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

Item 1. Schedule of Investments.

STRALEM BALANCED FUND
--------------------------------------------------------------------------------

PORTFOLIO OF INVESTMENTS IN SECURITIES
September 30, 2005
(unaudited)

       Number of
   Shares/Face Value                                                             Fair Value
   -----------------                                                           ---------------
                     Common stocks (57.05%):
                      Aerospace/Defense (3.41%):
     26,200              L-3 Communications Holdings, Inc                       $   2,071,634
                      Electrical Equipment (3.48%):
     29,400              Emerson Electric Co                                        2,110,920
                       Electrical Utilities (3.44%):
     22,600              Consolidated Edison, Inc                                   1,097,230
     22,200              Progress Energy, Inc                                         993,450
                       Health Care - Equipment (2.33%):
    *23,800              Boston Scientific Corp                                       556,206
     15,900              Medtronic Inc                                                852,558
                      Health Care - Managed Care (4.81%):
     52,000              UnitedHealth Group, Inc                                    2,922,400
                      Industrial Machinery (2.99%):
     47,400              Ingersoll-Rand Co Ltd                                      1,812,102
                      Insurance-Multi-Line (7.06%):
     16,700              American International Group, Inc                          1,034,732
     35,200              Loews Corporation                                          3,252,832
                      Oil & Gas Integrated (1.89%):
     17,700              Chevron Corp.                                              1,145,721
                      Pharmaceuticals (6.57%):
     38,900              Abbott Laboratories                                        1,649,360
     27,200              Johnson & Johnson                                          1,721,216
     24,700              Pfizer Incorporated                                          616,759
                       Restaurants (4.81%):
     87,100              McDonald's Corporation                                     2,916,979
                       Retail - Home Improvement (8.08%):
     57,900              Home Depot, Inc                                            2,208,306
     41,900              Lowes Companies, Inc                                       2,698,360
                      Semiconductor (2.90%):
     71,300              Intel Corp.                                                1,757,545
                      Services - Data Processing (2.90%):
    *37,200              Computer Sciences Corp                                     1,759,932
                      Systems Software (2.38%):
     56,200              Microsoft Corp.                                            1,446,026
                                                                                -------------
                                                                                   34,624,268
                                                                                -------------

                      United States Government obligations (39.35%):
                      Treasury bonds and notes:
     $  2,000,000        February 15, 2006; 5.625%                                  2,013,125
     $  8,500,000        February 15, 2007; 2.25%                                   8,287,500
     $ 13,000,000        May 15, 2009; 5.50%                                       13,585,000
                                                                                -------------

                                                                                   23,885,625
                                                                                -------------

                      Money market mutual funds (3.60%):
                         Dreyfus NY Muni Cash Management Fund                       2,186,749
                                                                                -------------

                      Total Portfolio (cost $50,884,137)                        $  60,696,642
                                                                                =============

*Nonincome producing

STRALEM EQUITY FUND
--------------------------------------------------------------------------------

PORTFOLIO OF INVESTMENTS IN SECURITIES
September 30, 2005
(unaudited)

       Number of
   Shares/Face Value                                                             Fair Value
   -----------------                                                           ---------------
                      Common stocks (94.32%):
                         Aerospace/Defense (3.29%):
     27,000                L-3 Communications Holdings, Inc                       $ 2,134,890
                         Diversified Chemicals (2.99%):
     41,300                Eastman Chemical Co                                      1,939,861
                           Electrical Equipment (3.46%):
     31,300                Emerson Electric Co                                      2,247,340
                         Electrical Utilities (13.11%):
     38,000                Ameren Corp.                                             2,032,620
     44,400                Consolidated Edison, Inc                                 2,155,620
     47,900                Progress Energy, Inc                                     2,143,525
     60,700                Southern Co.                                             2,170,632
                         Gas Utilities (2.99%):
     52,700                KeySpan Corporation                                      1,938,306
                         Health Care - Equipment (2.03%):
    *26,150                Boston Scientific Corp                                     611,126
     13,200                Medtronic Inc                                              707,784
                         Health Care - Managed Care (3.59%):
     41,400                UnitedHealth Group, Inc                                  2,326,680
                         Household Appliances (3.94%):
     33,750                 Whirlpool Corp                                          2,557,237
                         Industrial Machinery (3.04%):
     51,600                 Ingersoll-Rand Co Ltd                                   1,972,668
                         Insurance-Multi-Line (7.26%):
     35,300                 American International Group, Inc                       2,187,188
     27,300                 Loews Corporation                                       2,522,793
                         Oil & Gas Exploration/Production (7.45%):
     21,300                 Burlington Resources, Inc                               1,732,116
     45,200                 Devon Energy Corp.                                      3,102,528
                         Oil & Gas Integrated (6.17%):
     41,800                 Chevron Corp.                                           2,705,714
     15,200                 Occidental Petroleum Corp                               1,298,536
                         Oil & Gas Refining/Marketing (4.99%):
     41,400                 Sunoco, Inc                                             3,237,480
                         Pharmaceuticals (6.76%):
     33,100                 Abbott Laboratories                                     1,403,440
     24,550                 Johnson & Johnson                                       1,553,524
     57,100                 Pfizer Incorporated                                     1,425,787
                         Restaurants (3.48%):
     67,400                 McDonald's Corporation                                  2,257,226
                         Retail - Home Improvement (6.20%):
     48,800                 Home Depot, Inc                                         1,861,232
     33,600                 Lowes Companies, Inc                                    2,163,840
                         Semiconductor (2.33%):
     61,200                 Intel Corp.                                             1,508,580
                         Services - Data Processing (2.49%):
    *34,100                 Computer Sciences Corp                                  1,613,271
                         Systems Software (2.21%):
     55,600                 Microsoft Corp.                                         1,430,588

STRALEM EQUITY FUND
--------------------------------------------------------------------------------

PORTFOLIO OF INVESTMENTS IN SECURITIES (continued)
September 30, 2005
(unaudited)

       Number of
   Shares/Face Value                                                             Fair Value
   -----------------                                                           ---------------

                         Common stocks (continued):
                            Tobacco (3.53%):
     31,100                    Altria Group, Inc                                    2,292,381
                            Thrift & Mortgage Financing (3.01%):
     34,600                    Federal Home Loan Mortgage Corp.                     1,953,516
                                                                                   ----------

                                                                                   61,188,029
                                                                                   ----------

                         United States Government obligations (3.07%):
                             Treasury bills:
$ 2,000,000                     November 10, 2005                                   1,992,717
                                                                                   ----------

                         Money market mutual funds (2.61%):
                             Dreyfus NY Muni Cash Management Fund                  1,692,087
                                                                                   ----------


                         Total Portfolio (cost $53,411,956)                     $  64,872,833
                                                                                 ============


* Nonincome producing

Item 2. Controls and Procedures.

      (a) The registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3 (c) under the Investment Company Act of 1940 (17 CPR 270.30a-3 (c)) are effective, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph.

      (b) There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.


Item 3. Exhibits.

      Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Stralem Fund
             --------------------------------
By (Signature and Title)* /s/ Philippe E. Bauman
                         ---------------------------------
                          Philippe E. Baumann
                          President

Date  10/24/05
      ------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Hirshel B. Abelson
                          -----------------------------------
                          Hirschel B. Abelson
                          Treasurer

Date  10/24/05
      ------------------------

                                  CERTIFICATION


I, Philippe E. Baumann, certify that:


      1.    I have reviewed this report on Form N-Q of Stralem Fund;


      2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

      3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

      4. The registrant's other certifying officer and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

            (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

            (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

            (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

            (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

      5. The registrant's other certifying officer and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

            (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

            (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.


Date: 10/24/05                                  /s/ Philippe E. Baumann
      --------                                  -------------------------------
                                                Philippe E Baumann
                                                President

                                  CERTIFICATION


I, Hirschel B. Abelson, certify that:


      1.    I have reviewed this report on Form N-Q of Stralem Fund;

      2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

      3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

      4. The registrant's other certifying officer and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

            (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

            (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

            (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

            (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

      5. The registrant's other certifying officer and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

            (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

            (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

Date: 10/24/05
      -----------

                                                 /s/ Hirschel B. Abelson
                                                 ------------------------------
                                                 Hirschel B. Abelson
                                                 Treasurer